AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Bermuda - 1.5%
27,416	Aegon Ltd.	$ 161,859
335	Everest Re Group Ltd.	128,965
661	RenaissanceRe Holdings Ltd.	151,257
		442,081
	Canada - 1.0%
3,278	Open Text Corporation	142,954
5,302	Power Corp of Canada	154,570
		297,524
	Cayman Islands - 0.2%
13,768	CK Asset Holdings Ltd.	62,078

	France - 2.1%
4,886	Carrefour S.A.	83,519
3,486	Engie S.A.	55,784
11,329	Orange S.A.	134,626
613	Publicis Groupe S.A.	61,664
3,191	TotalEnergies SE	207,217
691	Vinci S.A.	87,415
		630,225
	Germany - 2.0%
1,517	Bayerische Motoren Werke A.G.	158,633
14,739	Commerzbank A.G.	170,084
3,151	Daimler Truck Holding A.G.	113,239
4,306	E.ON S.E.	58,437
2,695	Fresenius S.E. & Company KGaA	76,060
		576,453
	Guernsey - 1.5%
4,773	Amdocs Ltd.	437,589

	Ireland - 0.5%
15,354	Bank of Ireland Group PLC	141,545

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Israel - 1.0%
24,817	Teva Pharmaceutical Industries Ltd. - ADR(a)	$ 300,286

	Italy - 3.2%
7,103	Assicurazioni Generali SpA	158,791
10,192	Enel SpA	69,830
10,287	Eni SpA	164,659
67,366	Intesa Sanpaolo SpA	208,394
2,610	Prysmian SpA	115,596
7,065	UniCredit SpA	207,331
		924,601
	Japan - 8.9%
2,368	ANA Holdings, Inc.(a)	52,615
6,668	Canon, Inc.	184,856
16,168	Honda Motor Company Ltd.	184,068
11,400	Inpex Corporation	158,408
2,200	ITOCHU Corporation	100,933
5,348	Japan Tobacco, Inc.	141,539
6,668	JFE Holdings, Inc.	106,179
4,180	Komatsu Ltd.	120,568
3,706	Marubeni Corporation	63,999
16,068	Mitsubishi Chemical Holdings Corporation	97,704
4,830	Mitsubishi Corporation	84,181
1,468	Mitsubishi Heavy Industries Ltd	99,169
23,962	Mitsubishi UFJ Financial Group, Inc.	227,130
1,834	Mitsui OSK Lines Ltd.	66,172
4,448	Nippon Steel Corporation	107,897
1,957	Nippon Yusen KK	67,790
1,568	Nitto Denko Corporation	131,154
6,468	Otsuka Holdings Company Ltd.	255,958
14,800	Panasonic Holdings Corporation	141,643
7,174	Sekisui House Ltd.	163,153
900	Toyota Tsusho Corporation	59,845
		2,614,963

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Netherlands - 2.2%
1,569	AerCap Holdings N.V.(a)	$ 120,123
3,120	Koninklijke Ahold Delhaize N.V.	87,683
4,370	Koninklijke Philips N.V.(a)	93,378
1,481	LyondellBasell Industries N.V., Class A	139,392
8,891	Stellantis N.V.	196,889
		637,465
	Singapore - 2.3%
28,333	Flex Ltd.(a)	672,625

	Spain - 1.3%
348	Aena SME S.A.	61,760
21,472	Banco Bilbao Vizcaya Argentaria S.A.	201,287
3,025	Industria de Diseno Textil S.A.	129,792
		392,839
	Sweden - 0.5%
5,507	Volvo A.B., B Shares	132,249

	United Kingdom - 5.0%
4,354	British American Tobacco plc	129,036
88,539	BT Group PLC	125,896
21,429	Centrica plc	37,599
1,590	Coca-Cola Europacific Partners plc	109,551
2,057	Compass Group PLC	56,778
13,604	GSK plc	270,332
27,032	HSBC Holdings PLC	211,783
5,407	Imperial Brands plc	130,092
533	InterContinental Hotels Group PLC	50,661
1,401	Rio Tinto plc - ADR	97,047
41,825	Rolls-Royce Holdings plc(a)	159,652
26,955	Tesco plc	97,904
		1,476,331
	United States - 66.6%
3,844	Akamai Technologies, Inc.(a)	473,696
956	Albemarle Corporation	109,691

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	United States - 66.6% (Continued)
6,980	Albertsons Companies, Inc., Class A	$ 148,116
2,915	Altria Group, Inc.	116,950
1,080	Amgen, Inc.	339,401
1,430	Archer-Daniels-Midland Company	79,479
233	AutoZone, Inc.(a)	643,576
1,377	Berkshire Hathaway, Inc., Class B(a)	528,410
8,268	Best Buy Company, Inc.	599,347
61	Booking Holdings, Inc.(a)	213,956
1,309	Builders FirstSource, Inc.(a)	227,413
1,750	Cadence Design Systems, Inc.(a)	504,805
2,567	Cardinal Health, Inc.	280,291
3,444	Carrier Global Corporation	188,421
885	Caterpillar, Inc.	265,774
772	Cencora, Inc.	179,629
2,049	Centene Corporation(a)	154,310
597	Cigna Group (The)	179,667
222	Cintas Corporation	134,215
6,093	Cognizant Technology Solutions Corporation, Class A	469,892
6,319	Comcast Corporation, Class A	294,086
2,460	CVS Health Corporation	182,950
11,277	Dell Technologies, Inc., Class C	934,638
2,505	Discover Financial Services	264,328
9,454	eBay, Inc.	388,276
404	Elevance Health, Inc.	199,350
584	FedEx Corporation	140,913
1,944	Fidelity National Information Services, Inc.	121,033
372	FleetCor Technologies, Inc.(a)	107,854
14,201	Ford Motor Company	166,436
3,521	Gilead Sciences, Inc.	275,553
619	HCA Healthcare, Inc.	188,733
1,904	Henry Schein, Inc.(a)	142,495
45,049	Hewlett Packard Enterprise Company	688,799
6,279	Host Hotels & Resorts, Inc.	120,682
3,150	International Business Machines Corporation	578,529

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	United States - 66.6% (Continued)
1,945	International Paper Company	$ 69,689
5,642	Jabil, Inc.	706,886
2,973	JPMorgan Chase & Company	518,372
1,445	Lennar Corporation, Class A	216,533
6,524	Live Nation Entertainment, Inc.(a)	579,657
1,992	Marathon Petroleum Corporation	329,875
558	McKesson Corporation	278,939
2,898	Meta Platforms, Inc., Class A(a)	1,130,626
4,105	MGM Resorts International(a)	178,034
1,567	Molson Coors Beverage Company, Class B	96,825
4,935	NEXTracker, Inc.(a)	223,407
5,451	NiSource, Inc.	141,562
3,434	NRG Energy, Inc.	182,139
2,315	PACCAR, Inc.	232,403
1,643	Philip Morris International, Inc.	149,267
2,588	Phillips 66	373,474
2,128	PulteGroup, Inc.	222,504
997	Quest Diagnostics, Inc.	128,045
1,697	Regency Centers Corporation	106,351
939	Reinsurance Group of America, Inc.	163,283
266	Reliance Steel & Aluminum Company	75,922
1,148	Simon Property Group, Inc.	159,124
688	Snap-on, Inc.	199,472
7,495	Synchrony Financial	291,331
910	Synopsys, Inc.(a)	485,349
2,174	T Rowe Price Group, Inc.	235,770
3,348	United Airlines Holdings, Inc.(a)	138,540
237	United Rentals, Inc.	148,220
2,254	Valero Energy Corporation	313,081
23,591	Viatris, Inc.	277,666
3,711	VICI Properties, Inc.	111,775
4,313	Vistra Corporation	176,962
1,755	Walmart, Inc.	290,014
		19,562,791

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
COMMON STOCKS — 99.8% (Continued)
United States - 66.6% (Continued)

	TOTAL COMMON STOCKS (Cost $24,159,451)	$ 29,301,645

	TOTAL INVESTMENTS - 99.8% (Cost $24,159,451)	$ 29,301,645
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	57,314
	NET ASSETS - 100.0%	$ 29,358,959

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.